Note 6 - Intangible Asset - Intangible Asset (Details) (Parentheticals)	Jun. 30, 2019 shares
Statement Line Items [Line Items]
Numer of common shares issued for intangible assets at closing date	500,000
Numer of common shares issuable for intangible assets on or before investment date	500,000